GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA - Schedule of financial income, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	$ 3.1	$ 18.5	$ 21.0
Realized loss (gain) on sale of marketable securities, net	6.7	0.0	(1.4)
Financial income, net	76.5	44.0	42.1
Financial Income
Schedule of Trading Securities and Other Trading Assets [Line Items]
Interest income	92.4	67.6	66.1
Financial Expense
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	3.1	18.5	21.0
Realized loss (gain) on sale of marketable securities, net	6.7	0.0	(1.4)
Foreign currency re-measurement (gain) loss	3.8	3.3	(0.2)
Others	2.3	1.8	4.6
Total financial expense	$ 15.9	$ 23.6	$ 24.0